CCONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Common stock issued to ESOP, shares (in shares)	0	8,333	7,294
Common stock issued through dividend reinvestment, shares (in shares)		38,787	30,766
Cash dividends, per share (in dollars per share)	$ 0.84	$ 0.84	$ 0.84